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Pacific Dynamix - Conservative Growth Portfolio
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SUPPLEMENT DATED MARCH 25, 2022

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS D, CLASS I AND P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references to Janus Capital Management LLC are deleted and replaced with Janus Henderson Investors US LLC.

Disclosure Changes to the Fund Summaries section

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Pacific Dynamix – Conservative Growth Portfolio – In the Principal Risks from Holdings in Pacific Dynamix Underlying Funds subsection, Financial Sector Risk and Mid-Capitalization Companies Risk are removed, and Technology Sector Risk is added after Growth Companies Risk.

●	Technology Sector Risk: Technology companies face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. technology companies have diverse operations, with products or services in foreign markets, exposing them to foreign markets risk.